UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06330
Morgan Stanley Limited Duration U.S. Government Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)

Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: May 31, 2009
Date of reporting period: August 31, 2008

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments August 31, 2008 (unaudited)

PRINCIPAL	DESCRIPTION
AMOUNT IN	AND	COUPON
THOUSANDS	MATURITY DATE	RATE		VALUE
	U.S. Government Obligations (49.8%)
	U.S. Treasury Notes
$4,000	01/31/10	2.125%		$3,997,816
75,000	09/15/08	3.125		75,052,800
33,000	11/15/08	3.375		33,113,454
7,950	02/28/11	4.50		8,341,911
71,910	11/15/08	4.75		72,353,829

	Total U.S. Government Obligations (Cost $192,340,462)			192,859,810

	U.S. Government Agencies — Mortgage-Backed Securities (10.4%)
	Federal National Mortgage Assoc. (ARM) (9.0%)
3,289	06/01/20	4.261		3,289,107
319	06/01/34	4.265		320,807
1,904	08/01/33	4.361		1,903,145
2,446	05/01/35	4.562		2,472,982
335	07/01/34	4.57		336,010
255	08/01/34	4.699		260,426
1,890	07/01/35	4.766		1,901,047
1,246	01/01/35	4.874		1,269,421
555	01/01/36	5.031		565,951
569	01/01/36	5.039		580,179
262	03/01/36	5.054		267,207
2,825	12/01/35	5.073		2,901,768
3,294	10/01/35	5.086		3,383,160
2,461	11/01/35	5.089		2,528,105
235	03/01/36	5.122		240,111
2,108	02/01/36	5.168		2,131,325
1,490	05/01/35	5.341		1,530,065
557	04/01/36	5.514		573,534
262	07/01/36	5.548		266,813
204	08/01/36	5.557		207,802
345	04/01/36	5.565		352,509
192	03/01/36	5.643		196,693
182	05/01/36	5.665		186,853
182	04/01/35	5.666		182,860
1,504	05/01/36	5.692		1,523,307
197	07/01/36	5.696		201,107
260	05/01/36	5.751		265,335
2,115	05/01/36	5.759		2,177,913
2,574	12/01/34	6.001		2,603,320
138	03/01/36	6.073		140,280
174	09/01/34	6.221		175,888

				34,935,030

	Federal Home Loan Mortgage Corp. (ARM) (1.4%)
751	07/01/34	4.085		759,998
1,629	10/01/33	4.36		1,635,439
2,594	07/01/35	4.69		2,604,653
406	05/01/36	5.488		409,493

				5,409,583

	Total U.S. Government Agencies — Mortgage-Backed Securities
	(Cost $39,995,955)			40,344,613

	Collateralized Mortgage Obligations (10.9%)
	Federal Home Loan Mortgage Corp. (8.4%)
2,363	2774 PH (PAC) 07/15/23	2.75		2,354,261
17,917	3311 DF 05/15/37	2.806	(a)	16,982,638
769	2334 FA 07/15/31	2.966	(a)	764,772
2,833	2754 LG (PAC) 09/15/23	3.00		2,822,744
858	1533 F 05/15/23	3.10	(a)	951,716
2,765	3020 MA (PAC) 04/15/27	5.50		2,804,353
5,554	3216 MA 04/15/27	6.00		5,668,478

				32,348,962

PRINCIPAL	DESCRIPTION
AMOUNT IN	AND	COUPON
THOUSANDS	MATURITY DATE	RATE		VALUE
	Federal National Mortgage Assoc. (2.5%)
2,976	2006-118 A2 12/25/36	2.531	(a)	2,861,645
703	2006-118 A2 (PAC) 12/25/36	2.531	(a)	676,771
1,431	2002-74 KF 03/25/17	2.821		1,424,244
2,883	1996-46 FC 12/25/23	3.70	(a)	2,902,215
419	2005-27 NA 1/25/24	5.50		419,465
1,246	2005-52 PA (PAC) 06/25/35	6.50		1,295,452

				9,579,792

	Total Collateralized Mortgage Obligations
	(Cost $41,998,030)			41,928,754

	Short-Term Investments (28.0%)
	U.S. Government Obligations (c) (0.3%)
1,130	U.S. Treasury Bills (b) 10/09/08 (Cost $1,127,991)	1.545		1,127,991

NUMBER OF
SHARES (000)
	Investment Company (d) (27.7%)
107,409	Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (Cost $107,408,714)		107,408,714

	Total Short-Term Investments (Cost$108,536,705)		108,536,705

	Total Investments (Cost $382,871,152) (e) (f)	99.1%	383,669,882
	Other Assets In Excess of Liabilities	0.9	3,645,131

	Net Assets	100.0%	$387,315,013

ARM	Adjustable Rate Mortgage. Interest rate in effect as of August 31, 2008.

PAC	Planned Amortization class.

(a)	Floating rate security, rate shown is the rate in effect at August 31, 2008.

(b)	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $179,152.

(c)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(d)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(e)	Securities have been designated as collateral in an amount equal to $244,346,535 in connection with open futures.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at August 31, 2008

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

752	Long	U.S.Treasury Note 2 Year, September 2008	$79,782,500	$32,698
652	Short	U.S. Treasury Bond 5 Year September 2008	72,983,251	(159,360)
68	Short	U.S.Treasury Note 10 Year, December 2008	7,854,000	(11,928)
60	Long	Swap Futures 10 Year, September 2008	6,718,125	56,124
10	Long	U.S. Treasury Bond 20 Year December 2008	1,173,125	(3,139)

	Net Unrealized Depreciation			$(85,605)

Interest Rate Swap Contracts Open at August 31, 2008:

	NOTIONAL	PAYMENTS	PAYMENTS
	AMOUNT	RECEIVED	MADE	TERMINATION	UNREALIZED
COUNTERPARTY	(000’S)	BY FUND	BY FUND	DATE	APPRECIATION

Bank of America, N.A.	$120,000	Fixed Rate 4.513	Floating Rate 2.786 #	June 12, 2013	$2,750,400

#	Floating rate represents USD-3 months LIBOR

MS Limited Duration U.S. Government Trust
Notes to the Portfolio of Investments
FAS 157
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at August 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$0	—		—
Other Financial Instruments*				—

Total	$0	$0	$0	—

*	Other financial instruments include futures, forwards, options and swap contracts.
Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (4) futures are valued at the latest sale price published by the commodities exchange on which they trade; (5) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Limited Duration U.S. Government Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 21, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 21, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 21, 2008